DEFERRED INCOME TAXES - Net Deferred Income Tax Assets (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Deferred tax assets	€ 193	€ 185
Deferred income tax liabilities	(10)	(24)
Net deferred income tax assets	€ 183	€ 161